Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	$ (149)	[1]	$ (181)	[1]
Other comprehensive income (loss) before reclassifications	(35)	[1]	(30)	[1]
Amounts reclassified from accumulated other comprehensive income	(33)	[1],[2]	62	[1],[2]
Net other comprehensive income (loss)	(68)	[1]	32	[1]	(9)
Balance Ending	(217)	[1]	(149)	[1]	(181)	[1]
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	(234)		(172)
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	(143)		(106)
Net impact on cash flow hedges, pre-tax	16		22
Net impact on cash flow hedges, after-tax	9		13
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	65		30
Vendor allowances and purchase discounts
Number of days from end of each completed quarter within which rebates are calculated and billed to manufacturers	30 days
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	207		246
Advertising costs
Advertising costs, net of vendor funding	212		177		221
Interest expense, net
Interest expense, net of capitalized interest	615		517		561
Interest income	15		8		4
Capitalized interest	19		25		29
Shares held in trust
Shares held in trust, shares	1		1
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(30)	[1]	0	[1]
Other comprehensive income (loss) before reclassifications	(35)	[1]	(30)	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1],[2]	0	[1],[2]
Net other comprehensive income (loss)	(35)	[1]	(30)	[1]
Balance Ending	(65)	[1]	(30)	[1]
Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(13)	[1]	(16)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive income	4	[1],[2]	3	[1],[2]
Net other comprehensive income (loss)	4	[1]	3	[1]
Balance Ending	(9)	[1]	(13)	[1]
Pension and Other Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(106)	[1]	(165)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive income	(37)	[1],[2]	59	[1],[2]
Net other comprehensive income (loss)	(37)	[1]	59	[1]
Balance Ending	(143)	[1]	(106)	[1]
Terms of Generic Sourcing Venture [Member]
Shares held in trust
Number of Quarterly Payments Due	39
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	50.00%
Contractual Obligation	$ 25.6

[1]	All amounts are net of tax.
[2]	The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.